Property and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 6 — Property and equipment, net

Property and equipment consist of the following:

	June 30, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Office equipment	55,373	55,373	43,535
Office furniture and fixtures	12,096	12,096	9,510
Leasehold improvements	94,516	94,516	74,311
Automobiles	79,905	79,905	62,823
Subtotal	241,890	241,890	190,179
Less: asset written off	—	(186,517)	(146,644)
Less: accumulated depreciation	(163,203)	(54,710)	(43,014)
Total	78,687	663	521

In the year ended June 30, 2025, the Company relocated its office premises. As part of this relocation, certain items of office equipment, furniture and fixtures, and leasehold improvements were determined to be unusable or not transferable to the new premises. Accordingly, the Company disposed of or wrote off property and equipment with a total carrying amount of SGD 186,517 (USD 146,644). The write-off resulted in a loss on disposal of SGD 61,453 (USD 48,316), which is included in other operating expenses and reflected in cash flows from operating activities. The decrease in accumulated depreciation during the year primarily reflects the derecognition of accumulated depreciation related to the assets disposed of. Depreciation expense for the years ended June 30, 2025, 2024 and 2023 amounted to SGD 16,571 (USD 13,028), SGD 42,700 and SGD 48,725, respectively.

No impairment loss had been recognized during the years ended June 30, 2025, 2024 and 2023, respectively.

Automobile under finance lease

On August 21, 2020, the Company entered into a finance lease agreement with a third party to lease an automobile for 120 months for SGD 79,905 (USD 62,823). The lease required monthly lease payments of SGD 809 from August 21, 2020 through July 20, 2030 and interest rate per annum of 4.00%. The Company placed this vehicle into service in August 2020; accordingly, it has been capitalized. The Company terminated the automobile lease in August 2024. As of June 30, 2025 and 2024, the accumulated depreciation of the automobile was nil and SGD 31,296, respectively.